Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Required under Operating Leases	The future minimum lease payments required under operating leases are as follows:

2014	$1,333
2015	924
2016	684
2017	565
2018	580
2019 and beyond	1,116

Total	$5,202

Future Minimum Lease Payments and Present Value of the Net Minimum Lease Payments	The future minimum lease payments and present value of the net minimum lease payments are as follows:

2014	$939
2015	783
2016	—
2017	—
2018	—
2019 and beyond	—

Total	$1,722